Cost of services (Tables)	12 Months Ended
Dec. 31, 2018
Cost of services
Schedule of cost of services

	Year ended December 31,
	2018		2017		2016
Wages and salaries	Ps.	231,753	Ps.	219,890	Ps.	203,912
Maintenance		152,583		184,246		157,740
Security and insurance		170,549		176,197		167,678
Utilities (electric, cleaning and water)		210,158		189,238		158,956
Building lease		44,359		45,181		41,031
Allowance for doubtful accounts		(5,960)		(10,561)		749
Cost of hotel service		65,853		65,034		58,607
Employee statutory profit sharing		1,099		1,568		2,121
Equipment lease, fees and others		107,502		110,272		109,347
	Ps.	977,896	Ps.	981,065	Ps.	900,141